Income taxes and deferred taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Income taxes and deferred taxes

16. Income taxes and deferred taxes

The Group is subject to income taxes in Switzerland, Ireland and the United States.

The Company is subject in Switzerland to a municipal and cantonal income tax rate of 22.6% and to a federal tax rate of 8.5% on its profits after tax. It is entitled to carry forward any loss incurred for a period of seven years and can offset such losses carried forward against future taxes. In 2015, the Company was granted by the State Council of the Canton of Geneva an exemption of income and capital tax at municipal and cantonal levels for the period from 2013 until 2022. Because of this exemption, and the fact that the Company has incurred net losses since its inception, no income tax expense at the municipal, cantonal or federal levels was recorded in the Company for the years ended December 31, 2017 and 2016. Additionally, due to the uncertainty as to whether it will be able to use its net loss carryforwards for tax purposes in the future, no deferred taxes have been recognized on the balance sheet of the Company as of December 31, 2017 and December 31, 2016.

The following details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As at December 31,
in USD ‘000	2017	2016
2020	2,925	2,808
2021	11,587	11,123
2022	16,253	15,602
2023	28,631	27,484
2024	58,596	—
Total unrecorded tax losses carry forwards	117,992	57,017

The Company’s Irish subsidiary has no activity, and, therefore, no income tax expense was recorded in such entity for the years ended December 31, 2017 and 2016.

The Company’s U.S. subsidiary, ObsEva USA Inc., is a service organization for the Group and is therefore subject to taxes on the revenues generated from its services to the Group that are charged based upon the U.S. subsidiary’s cost plus arrangement with the Group. Because the U.S. subsidiary started operating in January 2017, no income tax expense was recorded in such entity for the year ended December 31, 2016. The profits of the U.S. subsidiary for the year ended December 31, 2017 were subject to a total U.S. income tax rate of 39.3% based on both the U.S. federal and Massachusetts state tax rates. The income tax for the year ended December 31, 2017 was USD 51 thousand. Additionally, due to the uncertainty as to whether ObsEva USA Inc. will be able to use a deferred tax asset for tax purposes in the future, no deferred taxes have been recognized on the balance sheet of the Group as of December 31, 2017 and December 31, 2016.

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2017
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(65,397)	(1,478)	(66,875)
Statutory tax rate (blended at Group level)	7.8%	39.3%	8.5%
Income tax credit at statutory tax rates	(5,123)	(581)	(5,704)
Tax impact of permanent differences	577	225	802
Temporary differences not recognized as deferred tax assets	—	407	407
Tax on losses not recognized as deferred tax assets	4,546	—	4,546
Effective income tax expense	—	51	51
Effective tax rate	0%	3.5%	0.1%

	Year ended December 31, 2016
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(30,202)	—	(30,202)
Statutory tax rate (blended at Group level)	7.8%	—	7.8%
Income tax credit at statutory tax rates	(2,366)	—	(2,366)
Tax impact of permanent differences	145	—	145
Tax on losses not recognized as deferred tax assets	2,221	—	2,221
Effective income tax expense	—	—	—
Effective tax rate	0%		0%